Income Taxes - Deferred Tax Assets And Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Losses carried forward	$ 10,110	$ 13,197
Total deferred tax assets	10,110	13,197
Less: valuation allowance	(10,110)	(13,197)
Total deferred tax assets, net	$ 0	$ 0